ECONOMIC DEPENDENCE	12 Months Ended
Feb. 29, 2016
ECONOMIC DEPENDENCE
ECONOMIC DEPENDENCE

19. ECONOMIC DEPENDENCE

        For the year ended February 29, 2016, the Company was dependent on three key customers with respect to revenue. These customers represented approximately 44%, 15% and 11% of sales during that twelve month period [2015 – two customers represented 53% and 16%].